Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Dec. 31, 2023 USD ($)	[1]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 2,470,534
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	8,216
Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	243,000	[2]
Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	151,218
Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	271,300
Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	122,000
Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[3]
Curipamba [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	162,250
Mineral Park [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	115,000
Platreef [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	411,500
Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	43,500
Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
Fenix Gold [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Mt Todd Royalty [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	17,000
2024 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	890,602
2024 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	898
2024 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	163,000	[2]
2024 [member] | Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	15,122
2024 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	19,300
2024 [member] | Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	80,032
2024 [member] | Curipamba [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	250
2024 [member] | Mineral Park [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	115,000
2024 [member] | Platreef [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	411,500
2024 [member] | Kudz Ze Kayah [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	43,500
2024 [member] | Fenix Gold [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	25,000
2024 [member] | Mt Todd Royalty [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	17,000
2025 - 2026 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,013,425
2025 - 2026 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,211
2025 - 2026 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	0	[2]
2025 - 2026 [member] | Marathon [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	136,096
2025 - 2026 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
2025 - 2026 [member] | Marmato [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	41,968
2025 - 2026 [member] | Santo Domingo [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	260,000
2025 - 2026 [member] | Copper World [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150	[3]
2025 - 2026 [member] | Curipamba [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	162,000
2025 - 2026 [member] | Curraghinalt [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	55,000
2027 - 2028 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	172,338
2027 - 2028 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,338
2027 - 2028 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	16,000	[2]
2027 - 2028 [member] | Cangrejos [Member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
2027 - 2028 [member] | Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	29,000
After 2028 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	394,169
After 2028 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,769
After 2028 [member] | Salobo [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	64,000	[2]
After 2028 [member] | Kutcho [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	29,000
After 2028 [member] | Loma de La Plata [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
After 2028 [member] | Cotabambas [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
After 2028 [member] | Toroparu [member] | Mineral Stream Interest And Royalty Payments [Member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 138,000

[1]	Projected payment date based on management estimate. Dates may be updated in the future as additional information is received.
[2]	As more fully explained below, the expansion payment relative to the Salobo III expansion project is dependent on the timing and size of the throughput expansion.
[3]	Figure includes contingent transaction costs of $1 million.